Non-Controlling Interests	12 Months Ended
Aug. 31, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
18.	NON-CONTROLLING INTERESTS

The following table summarizes the changes in non-controlling interests from August 31, 2021 through August 31, 2024.

	Can-achieve	Hangzhou Impression	Others	Total
	RMB	RMB	RMB	RMB
Balance at August 31, 2021	107,883	25,169	17,335	150,387
Capital injection from non-controlling interest shareholders	—	—	4,630	4,630
(Loss)/income attributable to non-controlling interests	(351)	183	(461)	(629)
Foreign currency translation	83	—	—	83
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(6,798)	(6,798)
Distribution of dividends to non-controlling interest shareholders	—	(1,451)	(4,698)	(6,149)
Balance at August 31, 2022	107,615	23,901	10,008	141,524
Capital injection from non-controlling interest shareholders	5	—	—	5
Income attributable to non-controlling interests	915	384	308	1,607
Foreign currency translation	(54)	—	—	(54)
Disposal of a subsidiary to an entity under common control	—	—	2,181	2,181
Distribution of dividends to non-controlling interest shareholders	(26,177)	(1,926)	(5,005)	(33,108)
Balance at August 31, 2023	82,304	22,359	7,492	112,155
Loss attributable to non-controlling interests	(1,659)	(13,607)	(2,030)	(17,296)
Foreign currency translation	25	—	—	25
Disposal of subsidiaries	—	—	(1,146)	(1,146)
Distribution of dividends to non-controlling interest shareholders	—	(3,240)	(1,201)	(4,441)
Balance at August 31, 2024	80,670	5,512	3,115	89,297

Note*:

During the year ended August 31, 2022, the Company acquired additional 25% of equity interests in FGE Holdings Limited and its subsidiaries (“FGE”) from a non-controlling interest shareholder with total cash consideration of RMB 30,874. The net carrying amount of the acquired non-controlling interests was RMB 6,798 and the difference of RMB 24,076 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, 2023 and 2024, the equity interest of the Company in FGE is 100%.